Property and Leases	12 Months Ended
Feb. 01, 2015
Property and Leases [Abstract]
Property and Leases
PROPERTY AND LEASES
Property and Equipment as of February 1, 2015 and February 2, 2014 consisted of the following (amounts in millions):

	February 1, 2015	February 2, 2014
Property and Equipment, at cost:
Land	$8,243	$8,375
Buildings	17,759	17,950
Furniture, Fixtures and Equipment	9,602	10,107
Leasehold Improvements	1,419	1,388
Construction in Progress	585	548
Capital Leases	905	696
	38,513	39,064
Less Accumulated Depreciation and Amortization	15,793	15,716
Net Property and Equipment	$22,720	$23,348

The Company leases certain retail locations, office space, warehouse and distribution space, equipment and vehicles. While most of the leases are operating leases, certain locations and equipment are leased under capital leases. As leases expire, it can be expected that in the normal course of business certain leases will be renewed or replaced.
Certain lease agreements include escalating rents over the lease terms. The Company expenses rent on a straight-line basis over the lease term, which commences on the date the Company has the right to control the property. The cumulative expense recognized on a straight-line basis in excess of the cumulative payments is included in Other Accrued Expenses and Other Long-Term Liabilities in the accompanying Consolidated Balance Sheets.
Total rent expense, net of minor sublease income, for fiscal 2014, 2013 and 2012 was $918 million, $905 million and $849 million, respectively. Certain store leases also provide for contingent rent payments based on percentages of sales in excess of specified minimums. Contingent rent expense for fiscal 2014, 2013 and 2012 was approximately $7 million, $5 million and $4 million, respectively. Real estate taxes, insurance, maintenance and operating expenses applicable to the leased property are obligations of the Company under the lease agreements.
The approximate future minimum lease payments under capital and all other leases at February 1, 2015 were as follows (amounts in millions):

Fiscal Year	Capital Leases	Operating Leases
2015	$113	$893
2016	111	817
2017	108	737
2018	101	638
2019	97	561
Thereafter through 2097	880	4,059
	1,410	$7,705
Less imputed interest	726
Net present value of capital lease obligations	684
Less current installments	36
Long-term capital lease obligations, excluding current installments	$648

Short-term and long-term obligations for capital leases are included in the accompanying Consolidated Balance Sheets in Current Installments of Long-Term Debt and Long-Term Debt, respectively. The assets under capital leases recorded in Property and Equipment, net of amortization, totaled $557 million and $374 million at February 1, 2015 and February 2, 2014, respectively.